Summary of Significant Accounting Policies (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
	Apr. 26, 2022	Dec. 03, 2021	Nov. 16, 2021	Dec. 06, 2019	Dec. 05, 2018	Apr. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 18, 2017	Sep. 16, 2020	Jun. 30, 2022	Mar. 31, 2022
Proceeds from contract awards for research and development											$ 845,820
Payments to invoices in research and development						$ 791,017	$ 354,829	$ 282,643			436,188
Net deficit on research and development									$ 83,868	$ 1,021,808
Financial liabilities fair value								0	0
Allowance for doubtful accounts							$ 0			$ 0	$ 0
Common Stock [Member]
Share price							$ 5.00			$ 5.00	$ 25.22			$ 6.00	$ 4.00
TCG Green Chem Inc [Member]
Payments to invoices in research and development									450,000
Project cost								1,500,000	1,500,000
SBIR [Member]
Project cost							$ 1,527,185			$ 1,527,185	$ 505,377
Research and Development Expense [Member]
Payments to invoices in research and development		$ 10,000	$ 1,411,883							82,467	412,321
Phase II [Member]
Proceeds for research and development from collaborators													$ 1,484,350
Payments to invoices in research and development									211,455
Business development new establishment										742,002
Subcontract Phase II [Member]
Payments to invoices in research and development									305,866	292,252
1 Quarterly Payments [Member]
Proceeds from contract awards for research and development											$ 211,455
2 Quarterly Payments [Member]
Proceeds from contract awards for research and development										$ 422,910
Additional Funding Agreement Terms [Member]
Proceeds for research and development from collaborators				$ 795,248	$ 742,002							$ 299,502	$ 1,903,095
Payments to invoices in research and development	$ 211,455								791,017
Research and development invoice receivable, outstanding								$ 4,231	$ 4,231